CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value		$ 0.0025
Common Stock Class A [Member]
Common stock, par value	$ 0.0025	$ 0.0025
Common stock, shares authorized	94,000,000	94,000,000
Common stock, shares issued	13,525,000	10,825,000
Common stock, shares outstanding	13,525,000	10,825,000
Common Class B [Member]
Common stock, par value	$ 0.0025	$ 0.0025
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0